Annual Total Returns - Fidelity Michigan Municipal Money Market Fund [BarChart] - 12.31 Fidelity Michigan Municipal Funds Combo PRO-10 - Fidelity Michigan Municipal Money Market Fund - Fidelity Michigan Municipal Money Market Fund
Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	0.01%
Annual Return 2013	0.02%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.16%
Annual Return 2017	0.37%
Annual Return 2018	1.01%
Annual Return 2019	0.98%
Annual Return 2020	0.34%